Preferred and Common Shares and Additional Paid-in Capital: (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Installment 4 - FY 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid | $	$ 4,804
Dividends per share | $ / shares	$ 0.05
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued | shares	1,300